Cover	Mar. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2023
Entity File Number	001-36042
Entity Registrant Name	Precigen, Inc.
Entity Central Index Key	0001356090
Entity Tax Identification Number	26-0084895
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	20374 Seneca Meadows Parkway
Entity Address, City or Town	Germantown
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20876
City Area Code	301
Local Phone Number	556-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	PGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false